CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
CAPITAL STRUCTURE
16.	CAPITAL STRUCTURE

Ordinary and Treasury Shares

Pursuant to the Company’s extraordinary general meeting held on October 6, 2011, an increase in the authorized share capital from 2,500,000,000 ordinary shares of a nominal or par value of US$0.01 each to 7,300,000,000 ordinary shares of a nominal or par value of US$0.01 each was approved.

On November 18, 2011, Melco and Crown agreed to convert their respective shareholder loans into equity. Melco and Crown entered into a series of agreements, pursuant to which, Melco and Crown agreed to convert outstanding loan balances amounted to HK$398,577,752 (equivalent to $51,231) and HK$501,157,031 (equivalent to $64,416), respectively, owed by the Company to them into ordinary shares on November 29, 2011. The Company issued a total of 40,211,930 ordinary shares to Melco and Crown in connection with the shareholder loan conversion, based on a conversion price of $2.87 per share.

The Company’s treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company’s share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; and ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan as described in Note 18.

New Shares Issued by the Company

During the years ended December 31, 2013, 2012 and 2011, the Company issued 8,574,153, 4,958,293 and 6,920,386 ordinary shares to its depository bank for future vesting of restricted shares and exercise of share options, respectively. The Company issued 1,297,902, 1,276,634 and 941,648 of these ordinary shares upon vesting of restricted shares; and 3,064,302, 2,966,955 and 3,835,596 of these ordinary shares upon exercise of share options during the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, 2012 and 2011, the Company had a balance of 15,478,987, 11,267,038 and 10,552,328 newly issued ordinary shares which continue to be held by the Company for future issuance upon vesting of restricted shares and exercise of share options.

In connection with the Company’s restricted shares granted as disclosed in Note 18, nil, nil and 310,575 ordinary shares were vested and issued during the years ended December 31, 2013, 2012 and 2011, respectively.

Shares Purchased under A Trust Arrangement

On May 15, 2013, the Board of Directors of the Company authorized a trustee to purchase the Company’s ADS on NASDAQ for the purpose of satisfying its obligation to deliver ADS under its 2011 Share Incentive Plan (“Share Purchase Program”). Under the Share Purchase Program, the trustee can purchase ADS on the open market at the price range to be determined by the Company’s management from time to time. This Share Purchase Program may be terminated by the Company at any time. The purchased ADSs are to be delivered to the Directors, eligible employees and consultants upon vesting of the restricted shares.

During the year ended December 31, 2013, 373,946 ADSs, equivalent to 1,121,838 ordinary shares were purchased under a trust arrangement from NASDAQ at an average market price of $23.42 per ADS or $7.81 per share, and 378,579 ordinary shares purchased under a trust arrangement were delivered to Directors and eligible employees to satisfy the vesting of restricted shares. As of December 31, 2013, the shares purchased under trust arrangement has a balance of 743,259 ordinary shares for future issuance upon vesting of restricted shares.

As of December 31, 2013, 2012 and 2011, the Company had 1,666,633,448, 1,658,059,295 and 1,653,101,002, and 16,222,246, 11,267,038 and 10,552,328 issued ordinary shares and treasury shares, respectively, with 1,650,411,202, 1,646,792,257 and 1,642,548,674 issued ordinary shares outstanding.